Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Liabilities [Abstract]
Government authorities	$ 7,010	$ 10,348
Accrued expenses and other liabilities	26,038	24,277
Accrued expenses and other liabilities, total	$ 33,048	$ 34,625